LONG-TERM DEBT - Scheduled Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Year ending December 31, 2014	$ 262,566
Year ending December 31, 2015	262,749
Year ending December 31, 2016	166,667
Year ending December 31, 2017	6,415
Year ending December 31, 2018	6,615
Over 2018	1,828,448
Total long-term debt	$ 2,533,460	$ 3,194,864